Business Combinations - Schedule of Expected Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2014	$ 42,855
2015	42,056
2016	41,444
2017	35,891
2018	24,950
2019 and thereafter	92,781
Total intangible assets subject to amortization	279,977
Total	281,377	4,194
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets with indefinite lives	$ 1,400	$ 0